Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2012
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepaid expenses	8,823	10,064	1,597
Other receivables	1,159	1,497	239
Total prepaid expenses and other receivables	9,982	11,561	1,836

Other receivables mainly include advance payments to employees and rental deposits.